EMPLOYEE OPTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 15 – EMPLOYEE OPTIONS

As of June 30, 2015, the Company has a stock-based compensation plan, the 2009 Long-Term Incentive Plan.

The 2009 Long-Term Incentive Plan was adopted by the Board of Directors on September 2, 2009.  Under the 2009 Long-Term Incentive Plan, the Company can grant nonqualified options to employees, officers, outside directors and consultants of the Company or incentive stock options to employees of the Company. There are 400,000 shares of common stock authorized for issuance under the 2009 Long-Term Incentive Plan.  The outstanding options have a term of ten years and vest primarily over periods ranging from three to five years.  As of June 30, 2015, options to purchase 204,900 shares of the Company’s common stock were outstanding under the plan, of which options to purchase 164,250 shares were exercisable, with a weighted average exercise price of $4.50 per share.

Share-based compensation expense is based upon the estimated grant date fair value of the portion of share-based payment awards that are ultimately expected to vest during the period. The grant date fair value of stock-based awards to employees and directors is calculated using the Black-Scholes option pricing model. Forfeitures of share-based payment awards are reported when actual forfeiture occurs.

For the three-month and six-month periods ended June 30, 2015, the Company recorded share-based compensation expense of $49,822 and $95,832, respectively.  For the comparable periods in 2014, the Company recorded share-based compensation expense of $78,642 and $112,201, respectively.

For the three-months ended March 31, 2015, the Company granted options to purchase 1,200 shares of its common stock with an exercise price of $5.00 per share to each of the Company’s three outside directors, who receive options as part of their annual compensation for serving on the Company’s Board of Directors.  The total value of these stock options, utilizing the Black Scholes valuation method, was $55,179.  The term of the stock options was ten years and vesting of the stock options was for a three-year period, with 33% vesting on the one-year anniversary of the grant date, and the remainder vesting ratably over the next eight quarters.

Also, for the three-months ended March 31, 2015, the Company granted options to purchase 4,000 shares of its common stock with an exercise price of $5.00 per share to a new employee within the sales and marketing organization.  The total value of the stock options, utilizing the Black Scholes valuation method, was $50,281.  The term of the stock options is ten years, with a three year vesting period, 33% vesting on the one-year anniversary of the grant date, and the remainder vesting ratably over the next eight quarters.

For the three-months ended June 30, 2015, the Company granted an option to purchase 1,000 shares of its common stock with an exercise price of $11.00 per share to a new member of the Company’s Board of Directors.  The total value of the stock options, utilizing the Black Scholes valuation method, was $6,646, which will be recorded ratably during the related vesting period as a general and administrative expense in the Company’s Statement of Operations   The term of the stock option grant is ten years, with a three year vesting period, 33% vesting on the one-year anniversary of the grant date, and the remainder vesting ratably over the next eight quarters.

The summary activity for the six-months ended June 30, 2015 under the Company’s 2009 Long-Term Incentive Plan is as follows:

	June 30, 2015
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life
Outstanding at beginning of period	196,300	$4.50	$981,500
Granted	8,600	$18.50	$–
Exercised	–	$0.00	$–
Forfeited/ Cancelled	–	$0.00	$–

Outstanding at period end	204,900	$6.00	$981,500	6.58

Options vested and exercisable at period end	164,250	$4.50	$793,108	6.27

Weighted average grant-date fair value of options granted during the period		$13.00

The following table summarizes significant ranges of outstanding and exercisable options as of June 30, 2015:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$0.00 – $ 4.00	50,000	5.34	$4.00	48,750	$4.00
$4.50 – $ 21.00	154,900	6.30	$6.00	115,500	$5.00
	204,900			164,250

A summary of the status of the Company’s non-vested option shares as of June 30, 2015 is as follows:

Non-vested Shares	Shares	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2015	45,834	$10.00
Granted	8,600	$13.00
Forfeited	-	$0.00
Vested	(13,783)	$(6.50)
Non-vested	40,650	$11.50

As of June 30, 2015, there was approximately $468,196 of total unrecognized compensation cost related to non-vested share-based compensation arrangements.  The Company expects to recognize the unrecognized compensation cost over a weighted average period of 1.74 years.

NOTE 15 -     EMPLOYEE OPTIONS

At December 31, 2014, the Company has a stock-based compensation plan, the 2009 Long Term Incentive Plan.

The 2009 Long Term Incentive Plan was adopted by the Board of Directors on September 2, 2009.  Under the 2009 Long Term Incentive Plan, the Company can grant nonqualified options to employees, officers, outside directors and consultants of the Company or incentive stock options to employees of the Company. There are 20,000,000 shares of common stock authorized for issuance under the 2009 Long Term Incentive Plan. In April 2014, the Board of Directors authorized an additional 2,000,000 shares under the 2009 Long Term Incentive Plan, which the Company plans to submit for approval of the Company’s shareholders.  The outstanding options have a term of ten years and vest primarily over periods ranging from three to five years. As of December 31, 2014, options to purchase 196,300 shares of the Company’s common stock were outstanding under the plan, of which options to purchase 150,466 shares were exercisable, with a weighted average exercise price of $4.50 per share.

For the twelve months period ended December 31, 2014, the Company granted options to purchase 49,500 shares of its common stock with a weighted average exercise price of $6.50 per share.  Of the total options granted, options to purchase 1,500 shares were granted to three outside directors, each of whom received a set number of options as part of their annual compensation for serving on the Company’s Board of Directors, and options to purchase 48,000 shares were granted four members of executive management.  The total value of these stock options, utilizing the Black Scholes valuation method, was $311,490.  The term of the stock options is ten years, with three year vesting, with 33% vesting on the one-year anniversary of the grant date, and the remainder vesting ratably over the next eight quarters.

Share-based compensation expense is based on the estimated grant date fair value of the portion of share-based payment awards that are ultimately expected to vest during the period.  The grant date fair value of stock-based awards to employees and directors is calculated using the Black-Scholes option pricing model.  Historically and through the third quarter of 2013, forfeitures of share-based payment awards were reported when actual forfeitures occur.  On a prospective basis, beginning in the fourth quarter of 2013, the Company applied an estimated forfeiture rate of twenty-three percent to new stock option grants.  Beginning with the fourth quarter of 2014, the estimated forfeiture rate was changed to twenty-six percent.

As of December 31, 2014 and 2013, the Company recorded $147,097 and $184,973 in share-based compensation expenses, respectively.

The cash flows from tax benefits for deductions in excess of the compensation costs recognized for share-based payment awards would be classified as financing cash flows.  Due to the Company’s loss position, there was no such tax benefits during the year ended December 31, 2014.

The summary activity under the Company’s 2009 Long Term Incentive Plan is as follows:

	December 31, 2014				December 31, 2013
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life

Outstanding at beginning of period	167,500	$4.50			176,300	$4.50
Granted	49,500	$6.50			9,000	$5.00
Exercised	–	$0.00			─	$0.00
Forfeited/ Cancelled	(20,700)	$3.50			(17,800)	$4.00

Outstanding at period end	196,300	$5.50	$3,268,799	1.50	167,500	$4.50	$83,750	1.50

Options vested and exercisable at period end	150,466	$4.50	$2,708,396	─	121,150	$4.50	$60,575	─

Weighted average grant-date fair value of options granted during the period	$13.50				$5.00

 The following table summarizes significant ranges of outstanding and exercisable options as of December 31, 2014:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$0.00 – $ 4.00	50,000	5.84	$4.00	46,250	$4.00
$4.50 – $19.50	146,300	6.68	$4.50	104,216	$5.00
	196,300			150,466

A summary of the status of the Company’s non-vested shares as of December 31, 2014 is as follows:

Non-vested Shares	Shares	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2014	46,350	$4.50
Granted	49,500	$13.50
Forfeited	(20,700)	$3.50
Vested	(29,318)	$6.50
Non-vested	45,834	$10.00

As of December 31, 2014, there was approximately $448,000 of total unrecognized compensation cost related to non-vested share-based compensation arrangements.  The unrecognized compensation cost is expected to be recognized over a weighted average period of 1.76 years.  The intrinsic value of options vesting in year 2014 was approximately $475,000.

During 2014, the Company estimated the fair value of the stock options based on the following weighted average assumptions:

Risk-free interest rate	2.07%	-	3.00%
Expected life	10 years
Expected volatility	120%	-	123%
Dividend yield	0.0%

During 2013, the Company estimated the fair value of the stock options based on the following weighted average assumptions:

Risk-free interest rate	1.73%	-	2.53%
Expected life	10 years
Expected volatility	126%	-	131%
Dividend yield	0.0%